Vanguard Long-Term Corporate Bond Index Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ETF Prospectus [Member] | Vanguard Long-Term Corporate Bond Index Fund | ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	(1.87%)	11.08%	(25.73%)	(1.15%)	13.71%	23.20%	(6.91%)